CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Profit before tax	£ 5,625	£ 3,888	£ 1,644
Adjustments for:
Change in operating assets	(15,492)	(12,218)	34,700
Change in operating liabilities	(4,282)	(2,659)	(11,985)
Non-cash and other items	11,982	13,885	(7,808)
Tax paid	(1,028)	(822)	(179)
Net cash (used in) provided by operating activities	(3,195)	2,074	16,372
Cash flows from investing activities
Purchase of financial assets	(7,862)	(4,930)	(19,354)
Proceeds from sale and maturity of financial assets	18,675	6,335	22,000
Purchase of fixed assets	(3,655)	(3,760)	(3,417)
Proceeds from sale of fixed assets	1,444	1,684	1,537
Acquisition of businesses, net of cash acquired	(1,923)	(20)	(5)
Disposal of businesses, net of cash disposed	129	5	(4,071)
Net cash provided by (used in) investing activities	6,808	(686)	(3,310)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments	(415)	(412)	(394)
Dividends paid to non-controlling interests	(51)	(29)	(52)
Interest paid on subordinated liabilities	(1,275)	(1,687)	(1,840)
Proceeds from issue of subordinated liabilities		1,061	338
Proceeds from issue of ordinary shares	14
Repayment of subordinated liabilities	(1,008)	(7,885)	(3,199)
Changes in non-controlling interests		(8)	(41)
Net cash used in financing activities	(5,019)	(10,974)	(6,258)
Effects of exchange rate changes on cash and cash equivalents		21	2
Change in cash and cash equivalents	(1,406)	(9,565)	6,806
Cash and cash equivalents at beginning of year	62,388	71,953	65,147
Cash and cash equivalents at end of year	£ 60,982	£ 62,388	£ 71,953